Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	HENDERSON GLOBAL FUNDS
Central Index Key	0001141306
Amendment Flag	false
Trading Symbol	HEN
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 27, 2017
Prospectus Date	Mar. 27, 2017